Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended
	Jul. 31, 2012	Mar. 31, 2011	Feb. 28, 2011	Jun. 30, 2012	Dec. 31, 2010
Subsequent Event [Line Items]
Convertible promissory notes, proceed		$ 1,960,000	$ 2,600,000
Proceeds From Public Offering			$ 6,600,000
Conversion of Stock, Shares Converted			206,667
Conversion of Stock, Shares Issued			1,321,908
Stock Issued During Period, Shares, Issued for Services	300,000			300,000	692,092